Current liabilities - trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Current liabilities - trade and other payables [Abstract]
Trade payables	$ 4,722	$ 6,712
Other payables	191	1,628
Total current trade and other payables	$ 4,913	$ 8,340